Changes in Non-cash Working Capital (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Unearned revenue	$ 35,000
Noncash Working Capital [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	98,828	(221,158)	$ (31,750)
Other receivable	20,645	(52,843)
Inventory and biological assets	1,174,678	(633,077)	(367,518)
Prepaid expenses and other assets	211,982	(136,129)	(43,228)
Accounts payable and accrued liabilities	(887,903)	1,676,027	669,742
Due to employee/director			104,000
Unearned revenue	35,000
Interest payable	(135,265)	614,264	154,978
Deferred rent	$ (6,751)	$ 6,344	$ 24,912